Accounting policies - Other assets (Details) - Enagás Transporte € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Investment [Line Items]
Right of collection, amount of principal	€ 666
Recognised value of investment and obligation to pay	€ 1,350
Right of collection, period	30 years
Compensation and right of collection cancelled	€ 1,350